Intangible and Other Assets, net - Summary of Intangible Assets and Deferred Financing Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 133,551	$ 132,926
Accumulated Amortization	(118,904)	(113,506)
Deferred financing costs
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	8,368	8,368
Accumulated Amortization	$ (3,582)	(1,893)
Marketing related (20 year life)
Finite-Lived Intangible Assets [Line Items]
Useful life	20 years
Gross Carrying Amount	$ 629	582
Accumulated Amortization	(589)	(541)
Customer related (17-20 year life)
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	76,946	76,674
Accumulated Amortization	$ (67,342)	(64,151)
Customer related (17-20 year life) | Minimum
Finite-Lived Intangible Assets [Line Items]
Useful life	17 years
Customer related (17-20 year life) | Maximum
Finite-Lived Intangible Assets [Line Items]
Useful life	20 years
Technology based (20 year life)
Finite-Lived Intangible Assets [Line Items]
Useful life	20 years
Gross Carrying Amount	$ 3,655	3,381
Accumulated Amortization	(3,438)	(3,155)
Contract based (2-11 year life)
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	43,953	43,921
Accumulated Amortization	$ (43,953)	$ (43,766)
Contract based (2-11 year life) | Minimum
Finite-Lived Intangible Assets [Line Items]
Useful life	2 years
Contract based (2-11 year life) | Maximum
Finite-Lived Intangible Assets [Line Items]
Useful life	11 years